(3) Property and Equipment	12 Months Ended
Dec. 31, 2012
Notes
(3) Property and Equipment

(3)           Property and Equipment

A summary property and equipment follows:

	As of December 31,
	2012	2011
Furniture and fixtures	55,695	51,398
Computers and office equipment	541,895	553,254
Fleet equipment	216,857	367,660
Leasehold improvements	3,838	-
	818,285	972,312
Less accumulated depreciation and amortization	(591,281)	(780,502)
	$227,004	$191,810

Depreciation and amortization expense for property, equipment, and improvements amounted to $117,357 and $125,601 for the years ended December 31, 2012 and 2011, respectively.